TAXATION - Schedule of Company’s Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign:
Income before income taxes	$ 127,140	$ 132,291	$ 126,048
Bermuda
Domestic:
Domestic income (loss) before tax	134,298	136,308	91,769
UK
Foreign:
Foreign income (loss) before tax	619	(10,207)	28,494
Other foreign jurisdictions
Foreign:
Foreign income (loss) before tax	$ (7,777)	$ 6,190	$ 5,785